UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

Consumer Discretionary

Advertising – 0.7%
Acosta, Inc.,
7.750%, 10–1–22 (A)		$200	$175
Lamar Media Corp.,
5.375%, 1–15–24 (B)		681	710
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22		353	358
5.625%, 2–15–24		387	399

			1,642

Apparel Retail – 1.3%
Hot Topic, Inc.,
9.250%, 6–15–21 (A)(B)		2,509	2,541
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (A)(C)		766	722
Nine West Holdings, Inc.,
8.250%, 3–15–19 (A)		633	101

			3,364

Automotive Retail – 0.6%
Group 1 Automotive, Inc.,
5.000%, 6–1–22		424	418
Penske Automotive Group, Inc.,
5.500%, 5–15–26		218	207
Sonic Automotive, Inc.,
5.000%, 5–15–23 (B)		919	900

			1,525

Broadcasting – 5.4%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22 (B)		2,200	2,200
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20 (B)		119	109
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20 (B)		10,000	9,515
Cumulus Media, Inc.,
7.750%, 5–1–19 (B)		2,000	820
iHeartCommunications, Inc.,
10.000%, 1–15–18		1,526	786

			13,430

Cable & Satellite – 22.4%
Altice Financing S.A.:
6.625%, 2–15–23 (A)		367	360
7.500%, 5–15–26 (A)		1,192	1,171
Altice S.A.:
7.250%, 5–15–22 (A)(D)	EUR	152	170
7.750%, 5–15–22 (A)(B)		$13,835	13,973
6.250%, 2–15–25 (A)(D)	EUR	184	187
7.625%, 2–15–25 (A)(B)		$11,190	10,924
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (A)		879	879
Cablevision Systems Corp.,
5.875%, 9–15–22 (B)		3,385	3,038
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.500%, 5–1–26 (A)		43	44
Columbus International, Inc.,
7.375%, 3–30–21 (A)		268	283
DISH DBS Corp.:
6.750%, 6–1–21 (B)		7,500	7,772
5.875%, 7–15–22 (B)		2,000	1,945
5.000%, 3–15–23		250	227
5.875%, 11–15–24		212	198
7.750%, 7–1–26 (A)		657	678
Neptune Finco Corp.:
10.125%, 1–15–23 (A)		831	931
6.625%, 10–15–25 (A)		394	415
10.875%, 10–15–25 (A)		794	909
Numericable – SFR S.A.,
7.375%, 5–1–26 (A)		2,582	2,553
Sirius XM Radio, Inc.,
4.625%, 5–15–23 (A)(B)		4,586	4,449
VTR Finance B.V.,
6.875%, 1–15–24 (A)(B)		3,584	3,573
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (A)(C)		457	459
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (A)		313	326

			55,464

Casinos & Gaming – 4.1%
Boyd Gaming Corp.,
6.375%, 4–1–26 (A)		173	181
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (A)(D)	CAD	1,643	1,195
MCE Finance Ltd.,
5.000%, 2–15–21 (A)(B)		$337	334
Studio City Finance Ltd.,
8.500%, 12–1–20 (A)(B)		4,614	4,660
Wynn Macau Ltd.,
5.250%, 10–15–21 (A)(B)		3,931	3,824

			10,194

Department Stores – 0.5%
Bon-Ton Stores, Inc. (The):
10.625%, 7–15–17	379	349
8.000%, 6–15–21	2,513	1,030

		1,379

Distributors – 0.9%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (A)(B)	2,618	2,199

Hotels, Resorts & Cruise Lines – 0.3%
Carlson Travel Holdings,
7.500%, 8–15–19 (A)(C)	800	764

Movies & Entertainment – 2.0%
AMC Entertainment, Inc.,
5.750%, 6–15–25 (B)	313	311
Cinemark USA, Inc.:
5.125%, 12–15–22 (B)	164	167
4.875%, 6–1–23 (B)	1,451	1,433
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (A)	523	537
WMG Acquisition Corp.,
6.750%, 4–15–22 (A)(B)	2,472	2,491

		4,939

Publishing – 0.3%
MDC Partners, Inc.,
6.500%, 5–1–24 (A)	672	667

Specialized Consumer Services – 3.4%
BakerCorp International, Inc.,
8.250%, 6–1–19 (B)	5,007	4,231
Nielsen Finance,
5.500%, 10–1–21 (A)(B)	1,396	1,441
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (A)(B)	2,677	2,731

		8,403

Specialty Stores – 0.8%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (A)(C)	1,766	1,545
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (A)	81	78
NBTY, Inc.,
7.625%, 5–15–21 (A)	323	323

		1,946

Total Consumer Discretionary – 42.7%		105,916
Consumer Staples

Food Distributors – 1.3%
Performance Food Group, Inc.,
5.500%, 6–1–24 (A)	864	879
Simmons Foods, Inc.,
7.875%, 10–1–21 (A)	1,000	910
U.S. Foods, Inc.,
5.875%, 6–15–24 (A)	1,312	1,345

		3,134

Hypermarkets & Super Centers – 0.1%
Albertsons Cos. LLC, Safeway, Inc., New Albertsons, Inc. and Albertsons LLC,
6.625%, 6–15–24 (A)	218	225

Packaged Foods & Meats – 2.2%
Bumble Bee Foods LLC,
9.000%, 12–15–17 (A)	413	418
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (A)	200	211
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6–1–21 (A)	173	179
5.875%, 7–15–24 (A)(B)	1,892	1,833
5.750%, 6–15–25 (A)	809	761
Post Holdings, Inc.:
7.375%, 2–15–22 (B)	515	542
7.750%, 3–15–24 (A)	856	938
8.000%, 7–15–25 (A)	545	604

		5,486

Tobacco – 0.7%
Prestige Brands, Inc.,
5.375%, 12–15–21 (A)	1,820	1,847

Total Consumer Staples – 4.3%		10,692

Energy

Coal & Consumable Fuels – 0.6%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (A)(B)(E)	2,255	1,556

Integrated Oil & Gas – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
8.375%, 5–23–21	1,087	1,122

Oil & Gas Drilling – 0.9%
Globe Luxembourg SCA,
9.625%, 5–1–18 (A)(F)	661	550
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (A)(B)	617	462
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (A)(F)	2,549	1,195
Offshore Group Investment Ltd.,
0.000%, 11–1–19	883	—

		2,207

Oil & Gas Equipment & Services – 0.5%
Key Energy Services, Inc.,
6.750%, 3–1–21	3,206	1,282

Oil & Gas Exploration & Production – 5.1%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (A)	1,127	778
California Resources Corp.,
8.000%, 12–15–22 (A)(B)	4,502	3,196
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	1,414	1,068
Crownrock L.P.,
7.750%, 2–15–23 (A)	369	386
EnCana Corp.,
6.500%, 8–15–34	512	513
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (A)(B)	2,087	2,051
8.125%, 9–15–23 (A)	378	386
Gulfport Energy Corp.,
6.625%, 5–1–23	112	110
Laredo Petroleum, Inc.,
7.375%, 5–1–22	2,147	2,152
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20 (E)	827	488
Parsley Energy LLC and Parsley Finance Corp.,
6.250%, 6–1–24 (A)	196	199
Whiting Petroleum Corp.,
6.500%, 10–1–18	1,443	1,385

		12,712

Oil & Gas Refining & Marketing – 2.0%
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (A)	1,187	1,147
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (A)	1,699	1,760
6.750%, 5–1–23 (A)	1,951	1,966

		4,873

Oil & Gas Storage & Transportation – 0.2%
Access Midstream Partners L.P.,
4.875%, 5–15–23	547	529

Total Energy – 9.8%		24,281
Financials

Consumer Finance – 1.6%
Creditcorp,
12.000%, 7–15–18 (A)(B)	5,248	1,994
Quicken Loans, Inc.,
5.750%, 5–1–25 (A)	1,688	1,629
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (A)	862	496

		4,119

Diversified Capital Markets – 0.7%
Patriot Merger Corp.,
9.000%, 7–15–21 (A)(B)	1,727	1,664

Industrial REITs – 1.9%
Aircastle Ltd.:
5.125%, 3–15–21 (B)	3,185	3,312
5.500%, 2–15–22	803	835
5.000%, 4–1–23	469	477

		4,624

Other Diversified Financial Services – 2.6%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (A)(C)	984	965
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (A)	237	188
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (A)(B)	1,431	1,485
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (A)(B)(C)	6,048	3,735

		6,373

Property & Casualty Insurance – 0.1%
Hub International Ltd.,
7.875%, 10–1–21 (A)	200	192

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (A)(C)	570	547

Real Estate Operating Companies – 0.1%
VEREIT Operating Partnership L.P. (GTD by VEREIT, Inc.),
4.875%, 6–1–26	217	223

Specialized Finance – 3.6%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	435	447
5.875%, 6–15–21 (A)	306	314
5.450%, 6–15–23 (A)	217	225
7.125%, 6–15–24 (A)	306	320
6.020%, 6–15–26 (A)	435	451
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (A)(B)	3,394	3,292
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (A)(B)	4,985	3,988

		9,037

Thrifts & Mortgage Finance – 2.9%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (A)(B)	7,500	7,106

Total Financials – 13.7%		33,885
Health Care

Health Care Facilities – 2.6%
Centene Escrow Corp.:
5.625%, 2–15–21 (A)	296	309
6.125%, 2–15–24 (A)	212	225
Greatbatch Ltd.,
9.125%, 11–1–23 (A)(B)	2,373	2,364
HCA, Inc.,
5.250%, 6–15–26	305	316
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (A)	870	913
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (A)	278	286
Tenet Healthcare Corp.,
8.125%, 4–1–22 (B)	2,087	2,139

		6,552

Health Care Supplies – 2.4%
Kinetic Concepts, Inc. and KCI USA, Inc.,
10.500%, 11–1–18	687	685
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (A)(B)	688	571
Universal Hospital Services, Inc.,
7.625%, 8–15–20 (B)	5,152	4,734

		5,990

Pharmaceuticals – 2.5%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (A)(B)	2,891	2,696
7.000%, 4–15–23 (A)	154	131
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (A)	1,061	1,085
JLL/Delta Dutch Pledgeco B.V.,
8.750%, 5–1–20 (A)(C)	810	810
VPII Escrow Corp.,
7.500%, 7–15–21 (A)	829	731
VRX Escrow Corp.,
5.375%, 3–15–20 (A)	736	629

		6,082

Total Health Care – 7.5%		18,624
Industrials

Aerospace & Defense – 1.2%
KLX, Inc.,
5.875%, 12–1–22 (A)	1,528	1,498
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (A)(B)	1,700	1,500

		2,998

Air Freight & Logistics – 0.4%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (B)	495	522
XPO Logistics, Inc.,
6.500%, 6–15–22 (A)	435	415

		937

Building Products – 1.7%
Ply Gem Industries, Inc.,
6.500%, 2–1–22	1,670	1,634
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22 (A)	174	184
6.125%, 7–15–23	2,044	2,015
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24 (A)	436	436

		4,269

Diversified Support Services – 2.3%
Algeco Scotsman Global Finance plc,
8.500%, 10–15–18 (A)(B)	6,915	5,601
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	217	215

		5,816

Environmental & Facilities Services – 0.8%
GFL Environmental, Inc.:
7.875%, 4–1–20 (A)	1,568	1,576
9.875%, 2–1–21 (A)	389	414

		1,990

Railroads – 1.2%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (A)(B)	2,462	2,450
9.750%, 5–1–20 (A)	607	516

		2,966

Security & Alarm Services – 1.2%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (A)	2,716	2,879

Trading Companies & Distributors – 0.3%
HD Supply, Inc.,
5.750%, 4–15–24 (A)	754	784

Total Industrials – 9.1%		22,639
Information Technology

Application Software – 1.6%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (A)	460	454
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (A)(B)	2,000	1,960
Michael Baker Holdings LLC and Michael Baker Finance Corp.,
8.875%, 4–15–19 (A)(C)	305	246
Michael Baker International LLC,
8.250%, 10–15–18 (A)	1,402	1,360

		4,020

Communications Equipment – 1.0%
West Corp.,
5.375%, 7–15–22 (A)	2,756	2,563

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (A)(B)	1,853	1,774
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (A)(B)	1,373	1,301

		3,075

Electronic Manufacturing Services – 0.6%
KEMET Corp.,
10.500%, 5–1–18	1,440	1,368

IT Consulting & Other Services – 1.1%
NCR Escrow Corp.:
5.875%, 12–15–21 (B)	1,154	1,171
6.375%, 12–15–23 (B)	1,575	1,607

		2,778

Semiconductors – 1.7%
Micron Technology, Inc.:
5.875%, 2–15–22 (B)	1,968	1,850
7.500%, 9–15–23 (A)	882	943
5.500%, 2–1–25 (B)	1,577	1,340

		4,133

Technology Hardware, Storage & Peripherals – 0.4%
Western Digital Corp.:
7.375%, 4–1–23 (A)	215	229
10.500%, 4–1–24 (A)	646	691

		920

Total Information Technology – 7.6%		18,857
Materials

Aluminum – 1.2%
Constellium N.V.:
8.000%, 1–15–23 (A)	1,892	1,665
5.750%, 5–15–24 (A)(B)	260	205
Kaiser Aluminum Corp.,
5.875%, 5–15–24 (A)	173	178
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (A)(C)	1,867	1,008

		3,056

Construction Materials – 1.2%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (A)(B)	3,237	2,881

Diversified Chemicals – 0.9%
PQ Corp.,
6.750%, 11–15–22 (A)	129	134
PSPC Escrow Corp.,
6.500%, 2–1–22 (A)	879	774
PSPC Escrow II Corp.,
10.375%, 5–1–21 (A)	1,366	1,376

		2,284

Diversified Metals & Mining – 4.9%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (A)(C)	2,437	195
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (A)(B)	391	274
FMG Resources Pty Ltd.:
9.750%, 3–1–22 (A)	2,187	2,417
6.875%, 4–1–22 (A)	7,615	7,234
Lundin Mining Corp.:
7.500%, 11–1–20 (A)(B)	1,215	1,239
7.875%, 11–1–22 (A)	584	597
U.S. Steel Corp.,
8.375%, 7–1–21 (A)	304	320

		12,276

Metal & Glass Containers – 0.8%
Ardagh Finance Holdings,
8.625%, 6–15–19 (A)(B)(C)	1,190	1,202
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
7.250%, 5–15–24 (A)	664	678

		1,880

Paper Packaging – 0.4%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.:
5.125%, 7–15–23 (A)	657	665
7.000%, 7–15–24 (A)	350	360

		1,025

Total Materials – 9.4%		23,402
Telecommunication Services

Alternative Carriers – 1.9%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	812	729
Level 3 Communications, Inc.,
5.750%, 12–1–22 (B)	2,176	2,203
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	1,411	1,425
Zayo Group LLC and Zayo Capital, Inc.,
6.000%, 4–1–23	310	316

		4,673

Integrated Telecommunication Services – 11.9%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (A)(B)	242	207
Frontier Communications Corp.:
8.875%, 9–15–20 (B)	1,341	1,431
6.250%, 9–15–21 (B)	10,811	10,192
10.500%, 9–15–22	790	836
7.125%, 1–15–23 (B)	195	175
6.875%, 1–15–25 (B)	562	472
11.000%, 9–15–25	888	922
GCI, Inc.,
6.875%, 4–15–25 (B)	3,497	3,539
Sprint Corp.:
7.250%, 9–15–21 (B)	11,196	9,545
7.875%, 9–15–23 (B)	2,735	2,236

		29,555

Wireless Telecommunication Service – 4.2%
Sable International Finance Ltd.,
6.875%, 8–1–22 (A)	1,905	1,913
Sprint Nextel Corp.:
6.000%, 12–1–16	422	425
9.125%, 3–1–17	218	225
8.375%, 8–15–17	3,819	3,924
9.000%, 11–15–18 (A)	266	283
7.000%, 8–15–20	218	195
T-Mobile USA, Inc.:
6.464%, 4–28–19 (B)	728	740
6.731%, 4–28–22 (B)	158	166
6.000%, 4–15–24	773	804
6.500%, 1–15–26 (B)	1,564	1,650

		10,325

Total Telecommunication Services – 18.0%		44,553

TOTAL CORPORATE DEBT SECURITIES – 122.1%		$302,849
(Cost: $323,081)

LOANS (F)
Consumer Discretionary

Advertising – 0.3%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		955	885

Apparel Retail – 3.3%
Talbots, Inc. (The):
5.500%, 3–19–20		1,172	1,134
9.500%, 3–19–21		949	878
True Religion Apparel, Inc.,
5.875%, 7–30–19		14,475	6,152

			8,164

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (D)	CAD	723	543
5.950%, 11–26–19 (D)		2	1

			544

Department Stores – 0.2%
Belk, Inc.,
0.000%, 12–10–22 (G)		$510	403

General Merchandise Stores – 0.7%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		274	263
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		4,531	1,541

			1,804

Housewares & Specialties – 0.3%
KIK Custom Products, Inc.,
6.000%, 8–26–22		777	764

Movies & Entertainment – 0.1%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22		190	180

Total Consumer Discretionary – 5.1%			12,744
Consumer Staples

Food Distributors – 0.4%
Chefs’ Warehouse, Inc. (The):
0.000%, 6–22–22 (G)		111	110
5.750%, 6–22–22		980	974

			1,084

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc.,
9.250%, 10–21–22		979	930

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC,
7.750%, 6–30–22		748	674

Total Consumer Staples – 1.1%			2,688
Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12–16–20		996	747

Oil & Gas Drilling – 0.6%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20		1,956	1,504

Oil & Gas Storage & Transportation – 1.1%
Bowie Resources Holdings LLC:
8.750%, 8–12–20		2,141	1,755
12.500%, 2–16–21		1,224	967

			2,722

Total Energy – 2.0%			4,973
Financials

Specialized Finance – 0.4%
Bats Global Markets, Inc.,
0.000%, 6–20–23 (G)		873	868

Total Financials – 0.4%			868
Health Care

Life Sciences Tools & Services – 0.7%
Atrium Innovations, Inc.,
7.750%, 8–10–21		1,740	1,618

Total Health Care – 0.7%			1,618

Industrials

Building Products – 0.7%
C.H.I. Overhead Doors, Inc.,
8.750%, 7–31–23	956	918
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	1,146	802

		1,720

Construction & Engineering – 0.1%
Tensar International Corp.,
9.500%, 7–10–22	604	389

Industrial Machinery – 1.0%
Dynacast International LLC,
9.500%, 1–30–23	2,663	2,543

Research & Consulting Services – 0.7%
Larchmont Resources LLC,
11.250%, 8–7–19 (E)	4,571	1,646

Total Industrials – 2.5%		6,298
Information Technology

Application Software – 3.5%
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	6,500	6,756
TIBCO Software, Inc.,
6.500%, 12–4–20	1,976	1,806

		8,562

IT Consulting & Other Services – 0.9%
Active Network, Inc. (The),
5.500%, 11–15–20	1,120	1,106
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	1,516	1,241

		2,347

Total Information Technology – 4.4%		10,909
Materials

Diversified Metals & Mining – 0.4%
EP Minerals LLC,
8.500%, 8–20–21	545	499
FMG Resources Pty Ltd.,
4.250%, 6–30–19	629	601

		1,100

Paper Packaging – 0.7%
FPC Holdings, Inc.,
9.250%, 5–27–20	2,500	1,650

Specialty Chemicals – 1.2%
Chemstralia Ltd.,
7.250%, 2–26–22	2,281	2,247
Chromaflo Technologies Corp.,
8.250%, 6–2–20	580	522
MacDermid, Inc.:
0.000%, 6–7–20 (G)	88	86
5.500%, 6–7–20	44	43

		2,898

Total Materials – 2.3%		5,648

TOTAL LOANS – 18.5%		$45,746
(Cost: $63,038)

SHORT-TERM SECURITIES
Commercial Paper (H) – 0.9%
St. Jude Medical, Inc.,
0.650%, 7–1–16	2,164	2,164

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (I)	2,008	2,008

TOTAL SHORT-TERM SECURITIES – 1.7%		$4,172
(Cost: $4,172)

TOTAL INVESTMENT SECURITIES – 142.3%		$352,767
(Cost: $390,291)

BORROWINGS (J) – (44.4)%		(110,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.1%		5,190

NET ASSETS – 100.0%		$247,957

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $189,942 or 76.6% of net assets.

(B)	All or a portion of securities with an aggregate value of $123,039 have been pledged as collateral on open borrowings.

(C)	Payment-in-kind bonds.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(H)	Rate shown is the yield to maturity at June 30, 2016.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(J)	Borrowings Payable as a percentage of Total Investments is 31.2%.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	2,240	U.S. Dollar	1,756	7-25-16	Morgan Stanley International	$23	$—
Euro	319	U.S. Dollar	362	7-25-16	Morgan Stanley International	7	—
						$30	$—

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$302,849	$—
Loans	—	32,153	13,593
Short-Term Securities	—	4,172	—
Total	$—	$339,174	$13,593
Forward Foreign Currency Contracts	$—	$30	$—
Liabilities
Payable for Borrowing	$—	$110,000	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 10-1-15	$9,044
Net realized gain (loss)	(917)
Net change in unrealized appreciation (depreciation)	113
Purchases	98
Sales	(1,503)
Amortization/Accretion of premium/discount	25
Transfers into Level 3 during the period	11,059
Transfers out of Level 3 during the period	(4,326)
Ending Balance 6-30-16	$13,593
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-16	$(609)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$13,593	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$390,291
Gross unrealized appreciation	5,505
Gross unrealized depreciation	(43,029)
Net unrealized depreciation	$(37,524)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY HIGH INCOME OPPORTUNITIES FUND
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 26, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2016